Form N-1A Cover	Feb. 05, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 05, 2025
Prospectus Date	Feb. 06, 2025